Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 27, 2024	Dec. 29, 2023	Dec. 30, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the HRCC views the link between the Company’s performance and its NEO’s pay. For a discussion of how the Company views its executive compensation structure, including alignment with Company performance, see the discussion at the beginning of the section entitled “Compensation Discussion and Analysis.”
In accordance with SEC rules, the following table and supporting narrative contain information regarding compensation actually paid (“CAP”). Neither CAP nor the amount reported in the Summary Compensation Table (“SCT”) reflect the amount of compensation actually paid, earned or received during the applicable year. Per SEC rules, CAP was calculated by adjusting SCT total compensation values for the applicable year as described in the footnotes to the following table.
The HRCC did not consider the pay versus performance data presented below in making its pay decisions for any of the years shown.
PAY VERSUS PERFORMANCE TABLE
Year	SCT Total for CEO #1 ($)(1)	SCT Total for CEO #2 ($)(2)	CAP to CEO #1 ($)(1)	CAP to CEO #2 ($)(2)	Average SCT Total for Other NEOs ($)(3)	Average CAP to Other NEOs ($)(3)	Value of Initial Fixed $100 Investment Based On:		GAAP Net Income (Loss) (millions)	Consolidated Net Sales (millions)(6)
							Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(5)
2025	N/A	$47,351,608	N/A	$60,074,922	$9,108,612	$11,235,687	N/A	N/A	$(490)	$2,371
2024	N/A	$27,251,192	N/A	$24,342,316	$5,121,209	$4,503,031	N/A	N/A	$478	$1,980
2023	N/A	$14,089,756	N/A	$524,667	$6,659,753	$3,028,813	N/A	N/A	$(1,670)	$1,623
2022	$6,626,033	$6,431,741	$6,626,033	$5,514,924	$2,854,557	$2,650,330	$42	$111	$(911)	$1,914
2021	$8,975,983	N/A	$8,978,348	N/A	$3,329,371	$3,327,359	N/A	N/A	$(717)	$2,209

(1)
Mark Trudeau served as our CEO in 2021 and 2022.

(2)
Sigurdur O. Olafsson served as our CEO in 2022, 2023, 2024, and 2025.

(3)
Our other NEOs serving in 2021 were Hugh M. O’Neill and Dr. Steven J. Romano. Our other NEOs serving in 2022 were Bryan M. Reasons, Mr. O’Neill, Dr. Romano, Mark A. Tyndall, Stephen Welch and Henriette Nielsen. Our other NEOs serving in 2024 were Mr. Reasons and Dr. Peter Richardson. Our other NEOs serving in 2025 were Ms. Stamoulis, Ms. Nielsen, Ms. French, Mr. Tyndall and Mr. Reasons.

(4)
Assumes a hypothetical initial investment of $100 in new ordinary shares issued on June 17, 2022. The 2022 Total Shareholder Return (“TSR”) covers the period from June 17, 2022 through December 30, 2022, reflecting the portion of fiscal 2022 after our emergence from the 2020 Bankruptcy Proceedings. TSR is not applicable for fiscal 2021 as the Company’s stock ceased being traded in connection with the 2020 bankruptcy proceedings. TSR is not applicable for fiscal 2023, 2024 and 2025 as the Company’s stock ceased being traded in connection with the 2023 bankruptcy proceedings.

(5)
The Peer Group used for TSR comparisons reflects the NYSE Pharmaceuticals Index in the period presented.

(6)
SEC rules require us to designate a “company-selected measure” that in our assessment represents the most important financial performance measure (other than total shareholder return, stock price, or net income) used by us to link the CAP of our NEOs, for the most recently completed fiscal year, to our performance. For purposes of the table above, we selected consolidated net sales, which includes net sales from both continuing and discontinued operations.

To calculate CAP for our CEOs and other NEOs, the following adjustments were made to SCT total pay.
	PEO #1: Mr. Trudeau					PEO #2: Mr. Olafsson
	2021	2022	2023	2024	2025	2021	2022	2023	2024	2025
SCT Total	$8,975,983	$6,626,033	N/A	N/A	N/A	N/A	$6,431,741	$14,089,756	$27,251,192	$47,351,608
Deduction for amounts reported in the “Stock Awards” column in the SCT for applicable fiscal year	0	0	N/A	N/A	N/A	N/A	(4,580,263)	(10,000,012)	(11,864,619)	(5,999,962)
Deduction for amounts reported in the “Option Awards” column in the SCT for applicable fiscal year	0	0	N/A	N/A	N/A	N/A	0	0	0	0
Year End Fair Value of Current Year Equity Awards	0	0	N/A	N/A	N/A	N/A	3,663,446	0	8,955,743	5,882,963
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	0	0	N/A	N/A	N/A	N/A	0	0	0	12,840,313
Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year	2,365	0	N/A	N/A	N/A	N/A	0	(483,585)	0	0
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the year	0	0	N/A	N/A	N/A	N/A	0	0	0	0
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	0	0	N/A	N/A	N/A	N/A	0	(3,081,492)	0	0
Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value of Total Compensation	0	0	N/A	N/A	N/A	N/A	0	0	0	0
CAP	$8,978,348	$6,626,033	N/A	N/A	N/A	N/A	$5,514,924	$524,667	$24,342,316	$60,074,922
	Average Other NEOs
	2021	2022	2023	2024	2025
SCT Total	$3,329,371	$2,854,557	$6,659,753	$5,121,209	$9,108,612
Deduction for amounts reported in the “Stock Awards” column in the SCT for applicable fiscal year	0	(1,017,838)	(2,728,094)	(2,521,240)	(1,722,733)
Deduction for amounts reported in the “Option Awards” column in the SCT for applicable fiscal year	0	0	0	0	0
Year End Fair Value of Current Year Equity Awards	0	814,101	0	1,903,063	1,098,155
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	(3,253)	(352)	0	0	1,540,857
Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year	1,241	(138)	(132,472)	0	661,723
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the year	0	0	0	0	549,073
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	0	0	(770,375)	0	0
Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value of Total Compensation	0	0	0	0	0
CAP	$3,327,359	$2,650,330	$3,028,813	$4,503,031	$11,235,687
The equity awards included above consist of PSUs, RSUs and stock options granted from 2017 through 2025. The following assumptions underpin the fair value calculations.
Fair values for PSUs subject to market-based measures such as Relative TSR have been calculated using a Monte Carlo valuation model.

Company Selected Measure Name	Consolidated Net Sales
Named Executive Officers, Footnote
(1)
Mark Trudeau served as our CEO in 2021 and 2022.

(2)
Sigurdur O. Olafsson served as our CEO in 2022, 2023, 2024, and 2025.

(3)
Our other NEOs serving in 2021 were Hugh M. O’Neill and Dr. Steven J. Romano. Our other NEOs serving in 2022 were Bryan M. Reasons, Mr. O’Neill, Dr. Romano, Mark A. Tyndall, Stephen Welch and Henriette Nielsen. Our other NEOs serving in 2024 were Mr. Reasons and Dr. Peter Richardson. Our other NEOs serving in 2025 were Ms. Stamoulis, Ms. Nielsen, Ms. French, Mr. Tyndall and Mr. Reasons.

Peer Group Issuers, Footnote	(5) The Peer Group used for TSR comparisons reflects the NYSE Pharmaceuticals Index in the period presented.
Adjustment To PEO Compensation, Footnote
To calculate CAP for our CEOs and other NEOs, the following adjustments were made to SCT total pay.
	PEO #1: Mr. Trudeau					PEO #2: Mr. Olafsson
	2021	2022	2023	2024	2025	2021	2022	2023	2024	2025
SCT Total	$8,975,983	$6,626,033	N/A	N/A	N/A	N/A	$6,431,741	$14,089,756	$27,251,192	$47,351,608
Deduction for amounts reported in the “Stock Awards” column in the SCT for applicable fiscal year	0	0	N/A	N/A	N/A	N/A	(4,580,263)	(10,000,012)	(11,864,619)	(5,999,962)
Deduction for amounts reported in the “Option Awards” column in the SCT for applicable fiscal year	0	0	N/A	N/A	N/A	N/A	0	0	0	0
Year End Fair Value of Current Year Equity Awards	0	0	N/A	N/A	N/A	N/A	3,663,446	0	8,955,743	5,882,963
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	0	0	N/A	N/A	N/A	N/A	0	0	0	12,840,313
Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year	2,365	0	N/A	N/A	N/A	N/A	0	(483,585)	0	0
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the year	0	0	N/A	N/A	N/A	N/A	0	0	0	0
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	0	0	N/A	N/A	N/A	N/A	0	(3,081,492)	0	0
Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value of Total Compensation	0	0	N/A	N/A	N/A	N/A	0	0	0	0
CAP	$8,978,348	$6,626,033	N/A	N/A	N/A	N/A	$5,514,924	$524,667	$24,342,316	$60,074,922

Non-PEO NEO Average Total Compensation Amount	$ 9,108,612	$ 5,121,209	$ 6,659,753	$ 2,854,557	$ 3,329,371
Non-PEO NEO Average Compensation Actually Paid Amount	$ 11,235,687	4,503,031	3,028,813	2,650,330	3,327,359
Adjustment to Non-PEO NEO Compensation Footnote
To calculate CAP for our CEOs and other NEOs, the following adjustments were made to SCT total pay.
	Average Other NEOs
	2021	2022	2023	2024	2025
SCT Total	$3,329,371	$2,854,557	$6,659,753	$5,121,209	$9,108,612
Deduction for amounts reported in the “Stock Awards” column in the SCT for applicable fiscal year	0	(1,017,838)	(2,728,094)	(2,521,240)	(1,722,733)
Deduction for amounts reported in the “Option Awards” column in the SCT for applicable fiscal year	0	0	0	0	0
Year End Fair Value of Current Year Equity Awards	0	814,101	0	1,903,063	1,098,155
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	(3,253)	(352)	0	0	1,540,857
Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year	1,241	(138)	(132,472)	0	661,723
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the year	0	0	0	0	549,073
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	0	0	(770,375)	0	0
Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value of Total Compensation	0	0	0	0	0
CAP	$3,327,359	$2,650,330	$3,028,813	$4,503,031	$11,235,687

Compensation Actually Paid vs. Net Income	CEO compensation actually paid versus GAAP Net Income Other NEO compensation actually paid versus GAAP Net Income
Compensation Actually Paid vs. Company Selected Measure	CEO compensation actually paid versus Consolidated Net Sales Other NEO compensation actually paid versus Consolidated Net Sales
Tabular List, Table
List of Company Performance Measures
The following table lists the measures we believe are most important in linking compensation actually paid to Company performance during fiscal 2025 (unranked). For further details on these measures and how they feature in our compensation plans, see the section entitled “Compensation Discussion and Analysis — Fiscal 2025 Executive Compensation.”
Measure:
Consolidated net sales
Adjusted EBITDA
Adjusted operating cash flow

Total Shareholder Return Amount				42
Peer Group Total Shareholder Return Amount				111
Net Income (Loss)	$ (490,000,000)	$ 478,000,000	$ (1,670,000,000)	$ (911,000,000)	$ (717,000,000)
Company Selected Measure Amount	2,371,000,000	1,980,000,000	1,623,000,000	1,914,000,000	2,209,000,000
PEO Name	Sigurdur O. Olafsson
Measure:: 1
Pay vs Performance Disclosure
Name	Consolidated net sales
Non-GAAP Measure Description
(6)
SEC rules require us to designate a “company-selected measure” that in our assessment represents the most important financial performance measure (other than total shareholder return, stock price, or net income) used by us to link the CAP of our NEOs, for the most recently completed fiscal year, to our performance. For purposes of the table above, we selected consolidated net sales, which includes net sales from both continuing and discontinued operations.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted operating cash flow
Sigurdur O. Olafsson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 47,351,608	$ 27,251,192	$ 14,089,756	$ 6,431,741
PEO Actually Paid Compensation Amount	60,074,922	24,342,316	524,667	5,514,924
Mark Trudeau [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				6,626,033	$ 8,975,983
PEO Actually Paid Compensation Amount				6,626,033	8,978,348
PEO | Sigurdur O. Olafsson [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,882,963	8,955,743	0	3,663,446
PEO | Sigurdur O. Olafsson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,840,313	0	0	0
PEO | Sigurdur O. Olafsson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(483,585)	0
PEO | Sigurdur O. Olafsson [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Sigurdur O. Olafsson [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(3,081,492)	0
PEO | Sigurdur O. Olafsson [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Sigurdur O. Olafsson [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,999,962)	(11,864,619)	(10,000,012)	(4,580,263)
PEO | Sigurdur O. Olafsson [Member] | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Mark Trudeau [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | Mark Trudeau [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | Mark Trudeau [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	2,365
PEO | Mark Trudeau [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | Mark Trudeau [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | Mark Trudeau [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | Mark Trudeau [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | Mark Trudeau [Member] | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,098,155	1,903,063	0	814,101	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,540,857	0	0	(352)	(3,253)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	661,723	0	(132,472)	(138)	1,241
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	549,073	0	0	0	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(770,375)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,722,733)	(2,521,240)	(2,728,094)	(1,017,838)	0
Non-PEO NEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0